Other (Income) Expense (Tables)	12 Months Ended
Dec. 31, 2019
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Other (Income) Expense

	For the year ended December 31

	2019	2018
	$	$

Unrealized (gain) loss on equity securities	(7.9)	4.9
Other	(0.3)	(4.8)

Total other (income) expense	(8.2)	0.1